Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
SMASh Series M Fund
Shareholder Report [Line Items]
Fund Name	Western Asset SMASh Series M Fund
Class Name	Western Asset SMASh Series M Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset SMASh Series M Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series M Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Western Asset SMASh Series M Fund returned 6.22%. The Fund compares its performance to the Bloomberg U.S. MBS: Agency Fixed Rate Index, which returned 6.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to single-asset, single-borrower (SASB) commercial mortgage-backed securities (CMBS).
↑	Exposure to non-agency residential mortgage-backed securities.
↑	Exposure to asset-backed securities (ABS), primarily private student loan debt.

Top detractors from performance:
↓	Duration and yield curve positioning.
↓	Mortgage-backed security (MBS) pass-through and to-be-announced (TBA) exposures.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage portfolio duration and index credit default swaps were used as credit hedges. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Western Asset SMASh Series M Fund	6.22	-2.65	1.17
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Bloomberg U.S. MBS: Agency Fixed Rate Index	6.53	-0.48	1.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 518,887,968
Holdings Count | $ / shares	164	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$518,887,968
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$0
Portfolio Turnover Rate	250%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan, Greg E. Handler and Julien A. Scholnick.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.